ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

April 29, 2016	Christopher D. Labosky
T +1 617 235 4732
F +1 617 235 9475
christopher.labosky@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:       Baillie Gifford Funds (File No.  811-10145)

Ladies and Gentlemen:

On behalf of Baillie Gifford Funds (the “Trust”), we are today filing pursuant to Rule 8b-16 of the Investment Company Act of 1940, Amendment No. 30, with exhibits, to the registration statement of the Trust on Form N-1A.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (617) 235-4732 or to George B. Raine at (617) 951-7556.

Very truly yours,

/s/ Christopher D. Labosky

Christopher D. Labosky

Enclosures

cc:        Gareth Griffiths

George B. Raine, Esq.